Equity Awards and Instruments - Summary of Options Outstanding and Exercisable by Exercise Price Range (Details) - $ / shares		9 Months Ended
	Aug. 28, 2020	Sep. 30, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options exercise price, lower limit (USD per share)	$ 0.01
Stock options exercise price reduction (USD per share)	$ 1.50
2020 Incentive Award Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares outstanding (in shares)		13,613,473
Shares exercisable (in shares)		6,961,539
$3.73 - $4.00 | 2020 Incentive Award Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options exercise price, lower limit (USD per share)		$ 3.73
Stock options exercise price, upper limit (USD per share)		$ 4.00
Shares outstanding (in shares)		5,407,315
Weighted remaining contractual life (in years)		1 year 26 days
Shares exercisable (in shares)		4,424,881
4.01 - 5.74 | 2020 Incentive Award Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options exercise price, lower limit (USD per share)		$ 4.01
Stock options exercise price, upper limit (USD per share)		$ 5.74
Shares outstanding (in shares)		8,206,158
Weighted remaining contractual life (in years)		3 years 29 days
Shares exercisable (in shares)		2,536,658